Property, plant and equipment - Owned Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	$ 2,857,266
Value at end of period	2,940,777	$ 2,857,266
Buildings, plant installations and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	2,650,407
Value at end of period	2,572,455	2,650,407
Plants under construction
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	0
Value at end of period	155,871	0
Ocean going vessels
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	134,993
Value at end of period	176,499	134,993
Other
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	71,866
Value at end of period	35,952	71,866
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	5,070,619	4,924,417
Additions	330,636	279,070
Disposals and other	(101,454)	(132,868)
Transfers	0
Value at end of period	5,299,801	5,070,619
Cost | Buildings, plant installations and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	4,698,142	4,648,924
Additions	150,570	180,437
Disposals and other	(61,197)	(131,219)
Transfers	0
Value at end of period	4,787,515	4,698,142
Cost | Plants under construction
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	0	0
Additions	118,249	0
Disposals and other	0	0
Transfers	37,622
Value at end of period	155,871	0
Cost | Ocean going vessels
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	183,419	144,423
Additions	57,479	40,284
Disposals and other	(38,951)	(1,288)
Transfers	0
Value at end of period	201,947	183,419
Cost | Other
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	189,058	131,070
Additions	4,338	58,349
Disposals and other	(1,306)	(361)
Transfers	(37,622)
Value at end of period	154,468	189,058
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(2,213,353)
Disposals and other	(96,386)	(126,474)
Depreciation	242,057	231,890
Value at end of period	(2,359,024)	(2,213,353)
Accumulated depreciation | Buildings, plant installations and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(2,047,735)
Disposals and other	(63,169)	(124,920)
Depreciation	230,494	216,338
Value at end of period	(2,215,060)	(2,047,735)
Accumulated depreciation | Plants under construction
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	0
Disposals and other	0	0
Depreciation	0	0
Value at end of period	0	0
Accumulated depreciation | Ocean going vessels
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(48,426)
Disposals and other	(31,620)	(1,194)
Depreciation	8,642	9,193
Value at end of period	(25,448)	(48,426)
Accumulated depreciation | Other
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(117,192)
Disposals and other	(1,597)	(360)
Depreciation	2,921	6,359
Value at end of period	$ (118,516)	$ (117,192)